Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and other current assets
	December 31,
	2025	2024
	US$’000	US$’000

Deposits paid	73	78
Prepayments	98	70
Other receivables	192	118
Income tax recoverable	25	2
Other tax recoverable	-	3
	388	271

ZHEJIANG TIANLAN [Member]
Prepayment and other current assets
	December 31,
	2025	2024
	RMB’000	RMB’000

Prepayments	26,084	21,462
Deposits paid for bidding projects and temporary payments	6,472	7,610
Other current assets	1,275	1,716

	33,831	30,788